INCOME TAXES (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of U.S. and Foreign Components of Loss From Operations Before Income Taxes
U.S. and foreign components of loss from operations before income taxes were as follows (in thousands):

	Years Ended December 31,
	2023	2022
Loss from operations
U.S.	$(9,717)	$(11,828)
Foreign	(516)	(1,248)
	$(10,233)	$(13,076)

Schedule of Components of Income Tax Expense (Benefit)
The provision (benefit) for income taxes consist of the following, (in thousands):

	Years Ended December 31,
	2023	2022
Provision (benefit) for income taxes
Current
Federal	$—	$—
State	4	1
International	—	2
	$4	$ 3

Schedule of Effective Income Tax Rate Reconciliation
The Company’s actual provision (benefit) for income taxes from operations differ from the federal expected income tax provision as follows (in thousands):

	December 31, 2023		December 31, 2022
	Amount	Rate	Amount	Rate
U.S. federal income tax provision (benefit) at statutory rate	$(2,126)	21%	$(2,754)	21%
Increase (decrease) in taxes resulting from:
State income tax expense	4	5%	1	5%
Foreign income and losses taxed at different rates	(28)	1%	(68)	1%
Change in valuation allowance	2,090	(32)%	4,122	(32)%
Non-deductible or non-taxable items	37	5%	(1,302)	5%
Foreign income taxes	—	—%	2	—%
Effect of income tax rate changes on deferred items	27	—%	2	—%
Provision (benefit) for income taxes	$4	—%	$3	—%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary difference that give rise to a significant portion of deferred tax assets and tax liabilities for the years ended December 31, 2023 and 2022 are as follows (in thousands):

	Years Ended December 31,
	2023	2022
Deferred tax assets:
Accrued expenses and other liabilities	$771	$376
Net operating loss - US Federal	4,848	5,556
Net operating loss - US State	1,020	1,188
Net operating loss - Foreign	711	575
Property and equipment, net	—	8
Operating lease liability	82	198
Research and development	1,974	—
Stock based compensation	525	215
Total gross deferred tax assets	$9,931	$8,116
Less: valuation allowance	(9,596)	(7,506)
Total deferred tax assets	335	610
Deferred tax liabilities:
Prepaid expenses and other assets	$(231)	$(420)
Operating lease right of use asset	(79)	(190)
Property and equipment, net	(25)	—
Total deferred tax liabilities	(335)	(610)
Net deferred income tax asset (liability)	$—	$—